Demand Notes Payable	6 Months Ended
Jun. 30, 2014
Demand Notes Payable [Abstract]
Demand Notes Payable:

Note 6 Demand Notes Payable:

As of December 31, 2013, three (3) convertible notes for an aggregate principal amount of $216,000 matured.  These notes were reclassified and are recorded as due on demand. During the six months ended June 30, 2014, two (2) of these notes in the aggregate principal amount of $96,000 were repaid in full. The balance due to the remaining note holder as of June 30, 2014 was $120,000.